CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total ORIX Corporation Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Mar. 31, 2019	¥ 2,953,201	¥ 221,111	¥ 257,625	¥ 2,555,585	¥ (61,343)	¥ (75,904)	¥ 2,897,074	¥ 56,127
Contribution to subsidiaries	15,756						0	15,756
Transaction with noncontrolling interests	153		196				196	(43)
Comprehensive income, net of tax:
Net income	247,450			244,319			244,319	3,131
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	1,277				1,283		1,283	(6)
Net change of debt valuation adjustments	136				136		136	0
Net change of defined benefit pension plans	492				493		493	(1)
Net change of foreign currency translation adjustments	(16,455)				(14,914)		(14,914)	(1,541)
Net change of unrealized gains (losses) on derivative instruments	(3,560)				(3,561)		(3,561)	1
Total other comprehensive income (loss)	(18,110)						(16,563)	(1,547)
Total comprehensive income	229,340						227,756	1,584
Cash dividends	(105,951)			(103,824)			(103,824)	(2,127)
Acquisition of treasury stock	(13,285)					(13,285)	(13,285)	0
Disposal of treasury stock	14		(29)			43	14	0
Other, net	479		479				479	0
Ending Balance at Dec. 31, 2019	3,079,707	221,111	258,271	2,696,080	(77,906)	(89,146)	3,008,410	71,297
Beginning Balance at Sep. 30, 2019	3,027,716	221,111	258,178	2,655,773	(97,128)	(75,861)	2,962,073	65,643
Contribution to subsidiaries	3,944						0	3,944
Transaction with noncontrolling interests	1,619		8				8	1,611
Comprehensive income, net of tax:
Net income	86,108			85,169			85,169	939
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(3,627)				(3,628)		(3,628)	1
Net change of debt valuation adjustments	(68)				(68)		(68)	0
Net change of defined benefit pension plans	(294)				(293)		(293)	(1)
Net change of foreign currency translation adjustments	21,315				21,115		21,115	200
Net change of unrealized gains (losses) on derivative instruments	2,168				2,096		2,096	72
Total other comprehensive income (loss)	19,494						19,222	272
Total comprehensive income	105,602						104,391	1,211
Cash dividends	(45,974)			(44,862)			(44,862)	(1,112)
Acquisition of treasury stock	(13,285)					(13,285)	(13,285)	0
Other, net	85		85				85	0
Ending Balance at Dec. 31, 2019	3,079,707	221,111	258,271	2,696,080	(77,906)	(89,146)	3,008,410	71,297
Beginning Balance at Mar. 31, 2020	3,065,835	221,111	257,638	2,754,461	(118,532)	(121,070)	2,993,608	72,227
Cumulative effect of adopting Accounting Standards Update (Accounting Standards Update 2016-13) at Mar. 31, 2020	(42,926)			(42,855)			(42,855)	(71)
Adjusted balance at Mar. 31, 2020	3,022,909	221,111	257,638	2,711,606	(118,532)	(121,070)	2,950,753	72,156
Contribution to subsidiaries	8,551						0	8,551
Transaction with noncontrolling interests	(6,280)		3,152				3,152	(9,432)
Comprehensive income, net of tax:
Net income	145,338			142,015			142,015	3,323
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(4,227)				(4,253)		(4,253)	26
Net change of debt valuation adjustments	(643)				(643)		(643)	0
Net change of defined benefit pension plans	196				199		199	(3)
Net change of foreign currency translation adjustments	(11,337)				(8,975)		(8,975)	(2,362)
Net change of unrealized gains (losses) on derivative instruments	1,271				1,150		1,150	121
Total other comprehensive income (loss)	(14,740)						(12,522)	(2,218)
Total comprehensive income	130,598						129,493	1,105
Cash dividends	(103,591)			(95,164)			(95,164)	(8,427)
Acquisition of treasury stock	(50,163)					(50,163)	(50,163)	0
Disposal of treasury stock	74		(183)			257	74	0
Cancelled of Treasury Stock	0		(17,877)			17,877	0	0
Other, net	116		115			1	116	0
Ending Balance at Dec. 31, 2020	3,002,214	221,111	242,845	2,758,457	(131,054)	(153,098)	2,938,261	63,953
Beginning Balance at Sep. 30, 2020	3,040,685	221,111	243,061	2,753,954	(124,264)	(114,178)	2,979,684	61,001
Contribution to subsidiaries	4,726						0	4,726
Transaction with noncontrolling interests	(1,120)						0	(1,120)
Comprehensive income, net of tax:
Net income	49,823			48,173			48,173	1,650
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(6,106)				(6,124)		(6,124)	18
Net change of debt valuation adjustments	(109)				(109)		(109)	0
Net change of defined benefit pension plans	71				72		72	(1)
Net change of foreign currency translation adjustments	(2,868)				(2,304)		(2,304)	(564)
Net change of unrealized gains (losses) on derivative instruments	1,791				1,675		1,675	116
Total other comprehensive income (loss)	(7,221)						(6,790)	(431)
Total comprehensive income	42,602						41,383	1,219
Cash dividends	(45,544)			(43,671)			(43,671)	(1,873)
Acquisition of treasury stock	(38,920)					(38,920)	(38,920)	0
Other, net	(215)		(216)	1			(215)	0
Ending Balance at Dec. 31, 2020	¥ 3,002,214	¥ 221,111	¥ 242,845	¥ 2,758,457	¥ (131,054)	¥ (153,098)	¥ 2,938,261	¥ 63,953